Rule 497(e)
File Nos. 333-72042; 811-10559
TALCOTT RESOLUTION LIFE INSURANCE COMPANY
SEPARATE ACCOUNT ELEVEN

333-72042	HV-5244 - Premier Solutions Standard (Series II)
333-72042	HV-5776 - Premier Solutions Cornerstone

Supplement dated December 27, 2024 to Prospectuses dated May 1, 2024
This supplement is regarding the following funds, as applicable, in the above-referenced product prospectuses:
MassMutual Strategic Emerging Markets Fund
MassMutual RetireSMART
SM
by JP Morgan In Retirement Fund
MassMutual RetireSMART
SM
by JP Morgan 2020 Fund
MassMutual RetireSMART
SM
by JP Morgan 2025 Fund
MassMutual RetireSMART
SM
by JP Morgan 2030 Fund
MassMutual RetireSMART
SM
by JP Morgan 2035 Fund
MassMutual RetireSMART
SM
by JP Morgan 2040 Fund
MassMutual RetireSMART
SM
by JP Morgan 2045 Fund
MassMutual RetireSMART
SM
by JP Morgan 2050 Fund
MassMutual RetireSMART
SM
by JP Morgan 2055 Fund
MassMutual RetireSMART
SM
by JP Morgan 2060 Fund
MassMutual RetireSMART
SM
by JP Morgan 2065 Fund
As described in respective prospectus supplements for each of the above MassMutual funds, as well as a product supplement we sent you on or about October 1, 2024, each fund noted above will be liquidating effective January 24, 2025 due to its small asset size and inability to achieve scale, which inhibited the manager from executing on the fund’s investment strategy.
You should choose a new subaccount to invest your account value in PRIOR to the liquidation date of January 24, 2025. There are no penalties or restrictions applied to this transfer.
Please be advised that we are adding the following fund to the separate account effective January 24, 2025:
American Century U.S. Government Money Market Fund - Class A
.
If you are invested in one of the above funds and you do not transfer your account value out of the fund(s) you are invested in, or your Plan does not transfer you to a new investment, if applicable, your shares will be sold at that day’s price and we will purchase shares of the
American Century U.S. Government Money Market Fund - Class A
on your behalf. You may transfer out of the American Century U.S. Government Money Market Fund without penalty within thirty (30) days of the final notice regarding the fund(s) liquidation.

The product prospectuses are hereby amended, effective immediately, to add the following information for the
American Century U.S. Government Money Market Fund - Class A
to the chart in “
Appendix A – Underlying Funds
”:

UNDERLYING FUND TYPE	UNDERLYING FUND AND ADVISER/ SUBADVISER	CURRENT EXPENSES	AVERAGE ANNUAL TOTAL RETURNS (as of 12/31/23)
			1 YEAR	5 YEARS (or since inception)	10 YEARS (or since inception)
US Fund Money Market - Taxable	American Century U.S. Government Money Market Fund - Class A Adviser: American Century Investment Management Inc Subadviser: N/A	0.71%	4.40%	1.44%	1.10%
All other information contained in the “
Appendix A – Underlying Funds
” section of the product prospectuses dated May 1, 2024 remains unchanged.
If you would like a second copy of any of the above-referenced product prospectuses, or any of the fund prospectuses, or if you would like to complete a transfer or request a transfer form, please call 1-844-804-8989.
Please read this Supplement carefully and retain it for future reference.

2024-PROSUPP-7-HV5244 and 5776